G. FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities at fair value

The following table presents a summary of the Company’s financial instruments measured at fair value on a recurring basis as of December 31, 2013 (in thousands):

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable remaining inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets:
Cash and cash equivalents	$22,006	$–	$–	$22,006
Restricted cash	775	–	–	775
Short term investments	7,970			7,970
Total assets	$30,751	$–	$–	$30,751
Liabilities:
Bank acceptance payable		$2,347		$2,347
Total liabilities	$–	$2,347	$–	$2,347

The following table presents a summary of the Company’s financial instruments measured at fair value on a recurring basis as of December 31, 2012 (in thousands):

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable remaining inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets:
Cash and cash equivalents	$10,723	$–	$–	$10,723
Restricted cash	503	–	–	503
Bank acceptance receivable	–	1,034	–	1,034
Total assets	$11,226	$1,034	$–	$12,260
Liabilities:
Interest rate swap	$–	$11	$–	$11
Bank acceptance payable		1,521		1,521
Total liabilities	$–	$1,532	$–	$1,532